Fair Value of Assets and Liabilities - Methods applied in determining fair values of financial assets, liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Financial Assets
- Trading assets	€ 49,254	[1]	€ 50,152
- Non-trading derivatives	2,257	[1]	2,664
- Assets mandatorily at fair value through profit or loss	41,600	[1]	64,783
- Assets designated as at fair value through profit or loss	3,076	[1]	2,887
Financial assets at fair value through other comprehensive income	34,468	[1]	31,223
Fair value	130,655		151,709
Financial liabilities
Trading liabilities	28,042	[1]	31,215
Non-trading derivatives	2,215	[1]	2,299
Financial liabilities designated as at fair value through profit or loss	47,684	[1]	59,179
Fair value	77,942		92,693
Level 1 [member]
Financial Assets
- Trading assets	13,228		13,041
- Assets mandatorily at fair value through profit or loss	22		141
- Assets designated as at fair value through profit or loss	203		147
Financial assets at fair value through other comprehensive income	32,165		27,218
Fair value	45,618		40,547
Financial liabilities
Trading liabilities	1,446		5,706
Financial liabilities designated as at fair value through profit or loss	1,081		1,166
Fair value	2,527		6,872
Level 2 [member]
Financial Assets
- Trading assets	35,852		36,617
- Non-trading derivatives	2,249		2,636
- Assets mandatorily at fair value through profit or loss	40,196		63,601
- Assets designated as at fair value through profit or loss	1,628		1,665
Financial assets at fair value through other comprehensive income	343		1,256
Fair value	80,269		105,775
Financial liabilities
Trading liabilities	26,401		25,387
Non-trading derivatives	2,105		2,219
Financial liabilities designated as at fair value through profit or loss	46,419		57,305
Fair value	74,924		84,911
Level 3 [member]
Financial Assets
- Trading assets	174		494
- Non-trading derivatives	8		27
- Assets mandatorily at fair value through profit or loss	1,381		1,042
- Assets designated as at fair value through profit or loss	1,244		1,075
Financial assets at fair value through other comprehensive income	1,961		2,749
Fair value	4,768		5,387	€ 2,034
Financial liabilities
Trading liabilities	195		122
Non-trading derivatives	110		80
Financial liabilities designated as at fair value through profit or loss	184		708
Fair value	€ 490		€ 910	€ 1,242

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.